                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ] Amendment Number : ____________________

This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Petrus Trust Company, LTA
Address: PO Box 269014
         Plano, Texas 75026

Form 13F File Number: 028-13931

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David Radunsky
Title: Chief Operating Officer
Phone: (972) 535-1983

Signature, Place, and Date of Signing:


/s/ David Radunsky                        Plano, TX     February 7, 2011
-------------------------------------   -------------   -----------------
(Signature)                             (City, State)         (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
Form 13F Information Table Entry Total:          108
Form 13F Information Table Value Total:      282,954
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----------------------
 1    028-10140              Petrus Securities L.P.

                           FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3 COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- --------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                                                                           VOTING AUTHORITY
                                 TITLE OF                VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ----------------------
       NAME OF ISSUER             CLASS        CUSIP    (X1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- --------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
AARONS INC                   COM             002535201      292     14,300 SH       SOLE                    14,300
AETNA INC NEW                COM             00817Y108      784     25,700 SH       SOLE                    25,700
ALASKA AIR GROUP INC         COM             011659109      323      5,700 SH       SOLE                     5,700
AMERCO                       COM             023586100      327      3,400 SH       SOLE                     3,400
AMEREN CORP                  COM             023608102      558     19,800 SH       SOLE                    19,800
AMERICAN FINL GROUP INC OHIO COM             025932104      420     13,000 SH       SOLE                    13,000
AMGEN INC                    NOTE 0.125% 2/0 031162AN0   37,835 37,872,000 PRN      SOLE                37,872,000
AMTRUST FINANCIAL SERVICES I COM             032359309      240     13,700 SH       SOLE                    13,700
AT&T INC                     COM             00206R102    2,912     99,100 SH       SOLE                    99,100
ATLAS AIR WORLDWIDE HLDGS IN COM NEW         049164205      268      4,800 SH       SOLE                     4,800
AUTOMATIC DATA PROCESSING IN COM             053015103   11,302    244,200 SH       SOLE       1           244,200
AUTOZONE INC                 COM             053332102   10,331     37,900 SH       SOLE       1            37,900
BCE INC                      COM NEW         05534B760    1,160     32,700 SH       SOLE                    32,700
BERKLEY W R CORP             COM             084423102    5,508    201,156 SH       SOLE       1           201,156
BLACK HILLS CORP             COM             092113109      228      7,600 SH       SOLE                     7,600
BLACKROCK KELSO CAPITAL CORP COM             092533108      180     16,300 SH       SOLE                    16,300
BROOKFIELD PPTYS CORP        COM             112900105      649     37,000 SH       SOLE                    37,000
CABELAS INC                  COM             126804301      287     13,200 SH       SOLE                    13,200
CARNIVAL CORP                PAIRED CTF      143658300    1,190     25,800 SH       SOLE                    25,800
CARTER INC                   COM             146229109    3,155    106,921 SH       SOLE       1           106,921
CASH AMER INTL INC           COM             14754D100      233      6,300 SH       SOLE                     6,300
CHILDRENS PL RETAIL STORES I COM             168905107      268      5,400 SH       SOLE                     5,400
CISCO SYS INC                COM             17275R102    5,159    255,000 SH       SOLE       1           255,000
CLECO CORP NEW               COM             12561W105      295      9,600 SH       SOLE                     9,600
CNA SURETY CORP              COM             12612L108      246     10,400 SH       SOLE                    10,400
COCA COLA CO                 COM             191216100    5,919     90,000 SH       SOLE       1            90,000
COMCAST CORP NEW             CL A            20030N101    1,749     79,600 SH       SOLE                    79,600
COMCAST CORP NEW             CL A SPL        20030N200    2,212    106,300 SH       SOLE       1           106,300
COMPUTER SCIENCES CORP       COM             205363104      605     12,200 SH       SOLE                    12,200
CONOCOPHILLIPS               COM             20825C104    2,343     34,400 SH       SOLE                    34,400
CONSOLIDATED EDISON INC      COM             209115104      823     16,600 SH       SOLE                    16,600
COOPER COS INC               COM NEW         216648402      372      6,600 SH       SOLE                     6,600
COSTCO WHSL CORP NEW         COM             22160K105    3,611     50,000 SH       SOLE       1            50,000
CYPRESS SHARPRIDGE INVTS INC COM             23281A307      164     12,700 SH       SOLE                    12,700
DARDEN RESTAURANTS INC       COM             237194105    1,365     29,400 SH       SOLE       1            29,400
DEL MONTE FOODS CO           COM             24522P103      476     25,300 SH       SOLE                    25,300
DISCOVER FINL SVCS           COM             254709108      710     38,300 SH       SOLE                    38,300
DTE ENERGY CO                COM             233331107      594     13,100 SH       SOLE                    13,100
EBAY INC                     COM             278642103    6,103    219,300 SH       SOLE       1           219,300
ECHOSTAR CORP                CL A            278768106      230      9,200 SH       SOLE                     9,200
EDISON INTL                  COM             281020107      791     20,500 SH       SOLE                    20,500
EL PASO ELEC CO              COM NEW         283677854      253      9,200 SH       SOLE                     9,200
ELLINGTON FINANCIAL LLC      COM             288522303    5,560    250,000 SH       SOLE                   250,000
ENBRIDGE ENERGY PARTNERS L P COM             29250R106      543      8,700 SH       SOLE                     8,700
ENSCO PLC                    SPONSORED ADR   29358Q109    1,335     25,000 SH       SOLE       1            25,000

ENSTAR GROUP LIMITED         SHS             G3075P101      245      2,900 SH       SOLE                     2,900
ESTERLINE TECHNOLOGIES CORP  COM             297425100      336      4,900 SH       SOLE                     4,900
EV ENERGY PARTNERS LP        COM UNITS       26926V107      243      6,200 SH       SOLE                     6,200
EZCORP INC                   CL A NON VTG    302301106      274     10,100 SH       SOLE                    10,100
FIRST CTZNS BANCSHARES INC N CL A            31946M103      302      1,600 SH       SOLE                     1,600
FIRST FINL BANCORP OH        COM             320209109      237     12,800 SH       SOLE                    12,800
FRESH DEL MONTE PRODUCE INC  ORD             G36738105      287     11,500 SH       SOLE                    11,500
GENTIVA HEALTH SERVICES INC  COM             37247A102      207      7,800 SH       SOLE                     7,800
GROUPE CGI INC               CL A SUB VTG    39945C109      466     27,000 SH       SOLE                    27,000
HATTERAS FINL CORP           COM             41902R103      260      8,600 SH       SOLE                     8,600
HESS CORP                    COM             42809H107    1,202     15,700 SH       SOLE                    15,700
IAC INTERACTIVECORP          COM PAR $.001   44919P508      376     13,100 SH       SOLE                    13,100
IDACORP INC                  COM             451107106      296      8,000 SH       SOLE                     8,000
INTERPUBLIC GROUP COS INC    NOTE 4.250% 3/1 460690BA7    5,521  5,000,000 PRN      SOLE                 5,000,000
INTUIT                       COM             461202103   12,734    258,300 SH       SOLE       1           258,300
JOHNSON & JOHNSON            COM             478160104    5,678     91,800 SH       SOLE       1            91,800
L-3 COMMUNICATIONS CORP      DEBT 3.000% 8/0 502413AW7   17,580 17,500,000 PRN      SOLE                17,500,000
LIFEPOINT HOSPITALS INC      COM             53219L109      320      8,700 SH       SOLE                     8,700
LORAL SPACE & COMMUNICATNS I COM             543881106      321      4,200 SH       SOLE                     4,200
MAGELLAN HEALTH SVCS INC     COM NEW         559079207      269      5,700 SH       SOLE                     5,700
MANTECH INTL CORP            CL A            564563104      219      5,300 SH       SOLE                     5,300
MARKWEST ENERGY PARTNERS L P UNIT LTD PARTN  570759100      407      9,400 SH       SOLE                     9,400
MEDTRONIC INC                NOTE 1.500% 4/1 585055AL0    8,797  8,775,000 PRN      SOLE       1         8,775,000
MEDTRONIC INC                NOTE 1.500% 4/1 585055AL0   40,071 40,000,000 PRN      SOLE                40,000,000
METROPCS COMMUNICATIONS INC  COM             591708102      508     40,200 SH       SOLE                    40,200
NELNET INC                   CL A            64031N108      213      9,000 SH       SOLE                     9,000
NORTHWESTERN CORP            COM NEW         668074305      219      7,600 SH       SOLE                     7,600
PAR PHARMACEUTICAL COS INC   COM             69888P106      277      7,200 SH       SOLE                     7,200
PLAINS ALL AMERN PIPELINE L  UNIT LTD PARTN  726503105      634     10,100 SH       SOLE                    10,100
PLATINUM UNDERWRITER HLDGS L COM             G7127P100      297      6,600 SH       SOLE                     6,600
PROASSURANCE CORP            COM             74267C106      309      5,100 SH       SOLE                     5,100
PROGRESSIVE CORP OHIO        COM             743315103    8,075    406,400 SH       SOLE       1           406,400
REGENCY ENERGY PARTNERS L P  COM UNITS L P   75885Y107      433     15,900 SH       SOLE                    15,900
RENT A CTR INC NEW           COM             76009N100      355     11,000 SH       SOLE                    11,000
SEABORD CORP                 COM             811543107      398        200 SH       SOLE                       200
SEASPAN CORP                 SHS             Y75638109      193     15,500 SH       SOLE                    15,500
SHIP FINANCE INTERNATIONAL L SHS             G81075106      295     13,700 SH       SOLE                    13,700
SMITH A O                    COM             831865209      263      6,900 SH       SOLE                     6,900
SONIC CORP                   COM             835451105    6,312    623,700 SH       SOLE       1           623,700
SOUTHERN UN CO NEW           COM             844030106      368     15,300 SH       SOLE                    15,300
SOUTHWEST GAS CORP           COM             844895102      290      7,900 SH       SOLE                     7,900
SYMANTEC CORP                COM             871503108    5,256    314,000 SH       SOLE       1           314,000
TAL INTL GROUP INC           COM             874083108      222      7,200 SH       SOLE                     7,200
TARGET CORP                  COM             87612E106    8,581    142,700 SH       SOLE       1           142,700
TELUS CORP                   NON-VTG SHS     87971M202      558     12,800 SH       SOLE                    12,800
TIMBERLAND CO                CL A            887100105      239      9,700 SH       SOLE                     9,700
TIME WARNER INC              COM NEW         887317303    1,303     40,500 SH       SOLE                    40,500
TJX COS INC NEW              COM             872540109   13,317    300,000 SH       SOLE       1           300,000
TRANSOCEAN INC               NOTE 1.500%12/1 893830AV1    4,923  5,000,000 PRN      SOLE                 5,000,000
TRANSOCEAN LTD               REG SHS         H8817H100    1,390     20,000 SH       SOLE       1            20,000
TRAVELERS COMPANIES INC      COM             89417E109    1,109     19,900 SH       SOLE                    19,900
TRUSTMARK CORP               COM             898402102      291     11,700 SH       SOLE                    11,700
UNIFIRST CORP MASS           COM             904708104      215      3,900 SH       SOLE                     3,900
UNIVERSAL AMERICAN CORP      COM             913377107      305     14,900 SH       SOLE                    14,900
UNIVERSAL TECHNICAL INST INC COM             913915104    5,201    236,200 SH       SOLE       1           236,200

VALIDUS HOLDINGS LTD         COM SHS         G9319H102      316     10,325 SH       SOLE                    10,325
VIROPHARMA INC               COM             928241108      260     15,000 SH       SOLE                    15,000
WAL MART STORES INC          COM             931142103    1,817     33,700 SH       SOLE       1            33,700
WEIS MKTS INC                COM             948849104      230      5,700 SH       SOLE                     5,700
WESTERN GAS PARTNERS LP      COM UNIT LP IN  958254104      251      8,300 SH       SOLE                     8,300
WINTRUST FINANCIAL CORP      COM             97650W108      231      7,000 SH       SOLE                     7,000
WORLD ACCEP CORP DEL         COM             981419104      216      4,100 SH       SOLE                     4,100
XCEL ENERGY INC              COM             98389B100      728     30,900 SH       SOLE                    30,900